Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill, Impaired [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following (all amounts in thousands):

	CTI/CTSAS/CTS Chemical Light	CSP	Total Consolidated Goodwill
Balance on December 31, 2012	$5,182	$2,978	$8,160
Impairment loss (see Notes 3 and 23)	(168)	0	(168)
Balance on December 31, 2013 (1)	$5,014	$2,978	$7,992
Impairment loss (see Notes 3 and 23)	0	0	0
Balance on December 31, 2014 (2)	$5,014	$2,978	$7,992

(1)(2)	Gross amount of goodwill was approximately $67.7 million as of December 31, 2014 and 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2014 and 2013.